Exhibit 99.15

Exception Grades
Run Date - 1/8/2025 9:50:02 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
222559492		3158535996		32377379			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of receipt of primary appraisal three (3) business days prior to consummation was not provided in the file.				Reviewer Comment (2024-12-17): appraisal receipt received Buyer Comment (2024-12-17): Please review appraisal receipt that was in file	12/17/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559492		3158535996		32377380			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of receipt of secondary appraisal three (3) business days prior to consummation was not provided in the file.				Reviewer Comment (2024-12-17): appraisal receipt received Buyer Comment (2024-12-17): Borrower received copy of [Redacted] appraisal receipt of [Redacted] appraisal is not required	12/17/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559493		3158535997		32375128			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-13): Sufficient Cure Provided within [Redacted] Days of Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559494		3158535998		32372617			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of receipt of appraisal dated [Redacted] three (3) business days prior to consummation was not provided in the file.				Reviewer Comment (2024-12-16): verification of appraisal delivery received Buyer Comment (2024-12-16): Please see proof of appraisal email to borrower. [Redacted] matches that on [Redacted] as well	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Refinance - Rate/Term		C	A	A	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559494		3158535998		32372704			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559494		3158535998		32372715			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements. The CDA in file was not able to determine a value. A secondary valuation is still required.				Reviewer Comment (2024-12-16): field review received. Buyer Comment (2024-12-16): Please review attached field review	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term		C	A	A	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559495		3158536001		32376555			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559495		3158536001		32376556			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559496		3158536002		32366307			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.										3	C	C	C	C	C	C	C	C	C	C		NY	Primary	Purchase		C	C	C	C	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559496		3158536002		32366417			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.						01/03/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	C	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559497		3158536012		32364474			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.					Reviewer Comment (2025-01-07): EXCEPTION HISTORY - Exception Detail was updated on 01/07/2025 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower. (7200)				3	C	C	C	C	C	C	C	C	C	C		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559500		3158536021		32363762			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-12-13): [Redacted] with inspection date of [Redacted] showing no damage to the property has been received Buyer Comment (2024-12-13): Please see attached [Redacted].	12/13/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559502		3158536023		32363502			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal review Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee.				Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		OK	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559503		3158536024		32366473			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower at least 3 days prior to closing was not provided.				Reviewer Comment (2024-12-13): [Redacted] disclosure received Buyer Comment (2024-12-13): Please review appraisal disclosures that were in file at time of your review	12/13/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559503		3158536024		32366474			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower at least 3 days prior to closing was not provided.				Reviewer Comment (2024-12-13): [Redacted]disclosure received Buyer Comment (2024-12-13): Please review disclosure uploaded	12/13/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559503		3158536024		32374784			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559503		3158536024		32374785			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559504		3158536025		32366276			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.										3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase		C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	No
222559504		3158536025		32366282			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.									3	B	B	C	C	B	B	C	C	B	B		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	Yes
222559504		3158536025		32366283			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.									3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase		C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	No
222559506		3158536027		32371468			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file is missing a copy of Insurance verification				Reviewer Comment (2024-12-13): statement shows [Redacted]premium included Buyer Comment (2024-12-13): Please See Mortgage statement showing escrowed ([Redacted]) --- [Redacted]	12/13/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559507		3158536028		32364481			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2024-12-23): title information in file Buyer Comment (2024-12-23): Please see documents [Redacted]and [Redacted].	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559507		3158536028		32364549			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	The Initial Escrow Account Statement Disclosure is missing from the file.				Reviewer Comment (2024-12-13): [Redacted]received Buyer Comment (2024-12-13): Please review the [Redacted] that was in file at the time of review	12/13/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559511		3158536032		32369480			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559511		3158536032		32369481			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559513		3158536034		32373687			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower was not provided				Reviewer Comment (2024-12-17): proof of appraisal receipt received Buyer Comment (2024-12-17): Please review [Redacted]that was in file at time of review	12/17/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559514		3158536035		32369094			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-12-16): appraisal receipt received Buyer Comment (2024-12-16): Please review Appraisal [Redacted]	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559515		3158536036		32366919			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	EV2 exception. Due to the escrows being disclosed as seller-paid, the total escrow amount on p.2, Section G of the final Closing Disclosure is $[Redacted]. The initial escrow payment disclosed on p.4 reflects all borrower-paid escrows ($[Redacted]).				Reviewer Comment (2024-12-13): client accepts [Redacted]rating. Buyer Comment (2024-12-13): [Redacted]accepted.			12/13/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559515	3158536036	32366978	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of requirement to provided comparable sale outside of the new construction project. Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-13): [Redacted] in file, exception approved with comp factors.			12/13/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559518		3158536040		32364468			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-12): Sufficient Cure Provided within [Redacted]Days of Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		RI	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559518		3158536040		32364469			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-12): Sufficient Cure Provided within [Redacted]Days of Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		RI	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559520		3158536042		32364159			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be inspected.				Reviewer Comment (2024-12-16): [Redacted]with inspection date of [Redacted], shows no damage to the subject property Buyer Comment (2024-12-16): Please see Property Inspection report under [Redacted].	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559524		3158536047		32367357			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-12): Sufficient Cure Provided within [Redacted]Days of Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559526		3158536051		32363792			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	EV2 condition. Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.				Reviewer Comment (2024-12-13): client accepts [Redacted]rating. Buyer Comment (2024-12-13): [Redacted]accepted.			12/13/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559528		3158536054		32365028			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-12-13): [Redacted]with inspection date of [Redacted] showing no damage to the property has been received Buyer Comment (2024-12-13): Please see attached [Redacted].	12/13/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559530		3158536057		32375899			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements. The file does contain a [Redacted] "[Redacted]" valuation review product; however, it is not usable as an AVM as it does not include an FSD score.				Reviewer Comment (2024-12-25): [Redacted]supporting the appraised value has been received Buyer Comment (2024-12-24): Please see attached [Redacted] .	12/25/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559531		3158536058		32366838			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
222559531		3158536058		32369230			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Final APR of [Redacted]% exceeds threshold of [Redacted]%. Loan designation discrepancy as loan is testing as a Higher-Priced Mortgage Loan.				Reviewer Comment (2024-12-13): Loan meets [Redacted]([Redacted]) requirements ([Redacted]) Buyer Comment (2024-12-13): "[Redacted]test validated as Rebuttable Presumption, acceptable [Redacted]status."	12/13/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
222559532		3158536062		32371383			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Flood escrows were not collected at closing, thus, are not reflected on the final Closing Disclosure. Escrows were added and re-disclosed on the post-closing CD issued on [Redacted].				Reviewer Comment (2024-12-16): [Redacted]received Letter of Explanation & Corrected [Redacted] Buyer Comment (2024-12-16): See attached [Redacted]and [Redacted].		12/16/2024		2	C	B	C	B	C	B	C	B	C	B		CT	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559532		3158536062		32371384			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Flood escrows were not collected at closing, thus, are not reflected on the final Closing Disclosure. Escrows were added and re-disclosed on the post-closing CD issued on [Redacted]; however, the issue was not resolved.				Reviewer Comment (2024-12-16): [Redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-12-16): See attached [Redacted]		12/16/2024		2	C	B	C	B	C	B	C	B	C	B		CT	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559532		3158536062		32371417			Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date ___, Note Date ___	Missing evidence that flood insurance was in force on or before disbursement. Effective date of insurance is [Redacted], which is after the disbursement date ([Redacted]).				Reviewer Comment (2024-12-16): [Redacted]for no loss received Buyer Comment (2024-12-16): See attached Statement of No Loss which is acceptable for gap in policy.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559533		3158536063		32372809			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559534		3158536065		32365118			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	EV2 condition. The Escrow Payment that includes both borrower and seller paid amounts.				Reviewer Comment (2024-12-13): client accepts [Redacted]grade Buyer Comment (2024-12-13): [Redacted]accepted.			12/13/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559536		3158536069		32365194			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559538		3158536072		32372766			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not located in the file.				Reviewer Comment (2024-12-13): escrow waiver disclosure received Buyer Comment (2024-12-13): Please see attached Escrow Waiver.	12/13/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559540		3158536076		32377746			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-12-17): disclosure e-tracking shows [Redacted]received timely Buyer Comment (2024-12-17): Please attached Doc Tracking reflecting proof of receipt of the Initial [Redacted].	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559541		3158536077		32377999			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt.				Reviewer Comment (2024-12-16): appraisal acknowledgement received Buyer Comment (2024-12-16): Please see attached Appraisal Acknowledgment.	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559542		3158536078		32376449			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are underdisclosed.	Non-Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are under disclosed.				Reviewer Comment (2024-12-13): Other i[Redacted] acceptable and disclosed properly.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559544		3158536082		32370584			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-12-16): appraisal acknowledgement and waiver received Buyer Comment (2024-12-16): Do Not Concur - [Redacted]and appraisal ack. in file	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559546		3158536084		32378407			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	HOA documentation for investment property located at [Redacted] was not provided in the file.				Reviewer Comment (2024-12-17): [Redacted] docs received Buyer Comment (2024-12-17): Do Not Concur - [Redacted]Doc in file	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559546		3158536084		32378477			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559547		3158536085		32400308			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	The Work Number - Income dated [Redacted] was completed over 10 business days prior to [Redacted] Note date.				Reviewer Comment (2024-12-16): [Redacted]received Buyer Comment (2024-12-16): DO Not Concur - [Redacted] letter in file	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559548		3158536086		32364607			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559549		3158536087		32419245			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-12-19): appraisal acknowledgement received Buyer Comment (2024-12-19): Please review appraisal [Redacted]	12/19/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559549		3158536087		32419246			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure provided to the borrower(s) on [Redacted] is not within a reasonable time prior to closing date [Redacted].				Reviewer Comment (2024-12-19): disclosure received Buyer Comment (2024-12-19): Please see flood disclosure give to borrower on [Redacted] that was in file at time of review	12/19/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559549	3158536087	32419247	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match charges on Post Closing Disclosure dated [Redacted].	Reviewer Comment (2024-12-23): correct [Redacted]received Buyer Comment (2024-12-23): Please review [Redacted]	12/23/2024	1	B	A	B	A	B	A	B	A	B	A	FL	Second Home	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559549		3158536087		32419251			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee Total disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee and the cure reflected on the Post Close CD was not sufficient to cure both issues.				Reviewer Comment (2024-12-20): [Redacted]received[Redacted], [Redacted] [Redacted], and[Redacted] Buyer Comment (2024-12-19): Please review refund docs that was in file at time of review		12/20/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559549		3158536087		32419252			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee and the cure reflected on the Post Close CD was not sufficient to cure both issues.				Reviewer Comment (2024-12-20): [Redacted]received a valid [Redacted]. Buyer Comment (2024-12-19): Please review the [Redacted]issued on [Redacted] , The loan amount increase therefore the Transfer tax increase	12/20/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559549		3158536087		32454419			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-20): Sufficient Cure Provided within [Redacted]Days of Closing		12/20/2024		1		A		A		A		A		A		FL	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559550		3158536088		32366752			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of receipt of appraisal dated [Redacted] three (3) business days prior to consummation was not provided in the file.				Reviewer Comment (2024-12-16): appraisal acknowledgement received Buyer Comment (2024-12-16): Do Not Concur - Appraisal Ack. in file	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559550		3158536088		32366819			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. A post-disaster inspection is required indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-12-16): [Redacted]received with inspection date of[Redacted] showing no damage to the subject property.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559555		3158536094		32420960			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-16): Sufficient Cure Provided At Closing		12/16/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559556		3158536095		32364561			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of receipt of appraisal dated [Redacted] three (3) business days prior to consummation was not provided in the file.				Reviewer Comment (2024-12-13): appraisal acknowledgement form received Buyer Comment (2024-12-13): Do Not Concur - Acknowledgement in file	12/13/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559557		3158536096		32378393			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559559		3158536100		32375869			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.									3	C	C	C	C	C	C	C	C	C	C		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559559		3158536100		32420081			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.									3	C	C	C	C	C	C	C	C	C	C		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559560		3158536102		32415620			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The file is missing a copy of the Hazard Insurance for subject property.				Reviewer Comment (2024-12-17): [Redacted] policy received Buyer Comment (2024-12-17): Please review hazard policy that was in file at time of review	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559561		3158536105		32375248			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-12-16): appraisal acknowledgement received Buyer Comment (2024-12-16): Do Not Concur - appraisal ack. in file	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559562		3158536106		32368701			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of receipt of appraisal dated [Redacted] three (3) business days prior to consummation was not provided in the file.				Reviewer Comment (2024-12-17): appraisal acknowledgement received Buyer Comment (2024-12-17): Do Not Concur - acknowledgement in file	12/17/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559562		3158536106		32368702			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Nothing in file to evidence receipt of the revised [Redacted] LE by the borrowers and the presumed receipt date of [Redacted] would not have been at least [redacted] business days prior to closing.				Reviewer Comment (2024-12-16): proof of earlier delivery received Buyer Comment (2024-12-16): Do Not Concur - Lender test reflects Final [Redacted] received [Redacted]	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559562		3158536106		32368704			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559563		3158536107		32420099			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Final appraisal sent on [Redacted]. A signed delivery timing waiver is provided, however, evidence of actual receipt date is not provided. The Default receipt date is [Redacted], which after Note date ([Redacted]).				Reviewer Comment (2024-12-16): appraisal delivery received Buyer Comment (2024-12-16): Do Not Concur - proof of delivery in file	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559563		3158536107		32420100			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Updated appraisal sent on [Redacted]. A signed delivery timing waiver is provided, however, evidence of actual receipt date is not provided. The Default receipt date is [Redacted], which after Note date ([Redacted]).				Reviewer Comment (2024-12-16): proof of appraisal delivery received	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559564		3158536108		32368902			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.							12/13/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559564		3158536108		32375229			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Reviewer Comment (2025-01-08): client accepts EV2 condition Buyer Comment (2025-01-08): EV2 accepted.			01/08/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559565		3158536109		32371015			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of updated appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2024-12-16): verification of appraisal delivery received Buyer Comment (2024-12-16): Do Not Concur - [Redacted] in file	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559566		3158536110		32428478			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of -$[Redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.				Reviewer Comment (2024-12-20): [Redacted] Upon further review, borrower within tolerance limit. Buyer Comment (2024-12-18): Do not concur - The $[Redacted] lender credit shown on the [Redacted]is shown in the paid by other column ([Redacted]) on the [Redacted]s.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559568		3158536114		32367359			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559568	3158536114	32374990	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Based on asset documentation in file, verified assets total $[Redacted]. With funds required to bring to closing of $[Redacted], plus the appraisal fee of $[Redacted] POC, plus the down payment/deposit of $[Redacted], total funds to be verified is $[Redacted]. Therefore, the file is does not contain sufficient asset documentation for closing funds. The following undocumented deposits are excluded as source of funds is a non-borrower from whom gift letters are not provided: $[Redacted] to [Redacted] #[Redacted] on [Redacted]; $[Redacted] to [Redacted] #[Redacted] on [Redacted] (new account).	Reviewer Comment (2024-12-16): Upon further review of asset documentation, there is sufficient assets in file to meet all guideline requirements.

Buyer Comment (2024-12-16): Do Not Concur -Total Cash to Close = $[Redacted] Cash to Close from Final Closing Disclosure
Total Documented Assets = $ [Redacted]documented assets MINUS $ [Redacted]  [Redacted]- Open # [Redacted])
Remaining Reserves = $ [Redacted] ( [Redacted]months)
The $ [Redacted]( [Redacted]) and $ [Redacted] ( [Redacted]) deposits have been sourced from  [Redacted]# [Redacted]. Please note, the source asset of [Redacted] # [Redacted]is jointly held with a non-borrower. While the large deposits within  [Redacted]# [Redacted]are sourced from a non-borrower account, they are considered borrower funds as they are held in the joint account and subsequently transferred. No additional noteworthy deposits or withdrawals identified. A full  [Redacted]days of transaction history has been documented.
																		12/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559568		3158536114		32375001			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Shortage of funds to close caused by undocumented gift funds.				Reviewer Comment (2024-12-16): Upon further review of asset documentation, there is sufficient assets in file to meet all guideline requirements.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559568		3158536114		32375014			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to shortage of funds to close caused by undocumented gift funds, resulting in a loan designation discrepancy.				Reviewer Comment (2024-12-16): Upon further review of asset documentation, there is sufficient assets in file to meet all guideline requirements.	12/16/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559568		3158536114		32375015			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to shortage of funds to close caused by undocumented gift funds.				Reviewer Comment (2024-12-16): Upon further review of asset documentation, there is sufficient assets in file to meet all guideline requirements.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559568		3158536114		32375129			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to shortage of funds to close caused by undocumented gift funds.				Reviewer Comment (2024-12-16): Upon further review of asset documentation, there is sufficient assets in file to meet all guideline requirements.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559569		3158536121		32418747			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Form 442 in file was to update the value; however, the file is missing a Form 442 to confirm subject is complete per plans and specs.				Reviewer Comment (2024-12-16): Final inspection received Buyer Comment (2024-12-16): Do Not Concur - final inspection located behind appraisal docs	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559572		3158536126		32373166			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal sent on [Redacted]. A signed delivery timing waiver is provided, however, evidence of actual receipt date is not provided. The Default receipt date is [Redacted], which after Note date ([Redacted]).				Reviewer Comment (2024-12-16): receipt of appraisal received Buyer Comment (2024-12-16): Please review Appraisal receipt attached, originally included	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559572		3158536126		32418601			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The disclosure is dated [Redacted], which is more than 3 business days after the application date ([Redacted]).				Reviewer Comment (2024-12-16): proof of delivery received Buyer Comment (2024-12-16): Please review eSign Process Summary confirming documents received by borrowers attached	12/16/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559573		3158536127		32424281			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Mortgage Statement for primary property located at [Redacted].				Reviewer Comment (2024-12-17): [Redacted] documentation received Buyer Comment (2024-12-17): [Redacted] [Redacted] has a new [Redacted] heloc as primary expense -- see [Redacted] ( [Redacted] ) for proof of funds to close. [Redacted] --- See [Redacted] Tax - See [Redacted] Primary mtg payment came from policy of opening new credit/heloc --- meets credit requirements	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559574		3158536130		32371410			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559576		3158536132		32417097			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-12-19): [Redacted] with inspection date of [Redacted] shows no damage to the property Buyer Comment (2024-12-19): Please see attached [Redacted]	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559576		3158536132		32417113			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-16): Sufficient Cure Provided within [Redacted] Days of Closing		12/16/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559576		3158536132		32417114			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-16): Sufficient Cure Provided within [Redacted] Days of Closing		12/16/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559576		3158536132		32417115			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-16): Sufficient Cure Provided within [Redacted] Days of Closing		12/16/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559581		3158536143		32414961			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	EV2 condition. Initial Escrow Payment that includes both borrower and non-borrower paid amounts.				Reviewer Comment (2024-12-17): client accepts [Redacted] condition. Buyer Comment (2024-12-17): Concur. Accept [Redacted] Final [Redacted] includes both borrower and seller paid amounts.			12/17/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559584		3158536149		32390556			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-12-17): proof of appraisal receipt received Buyer Comment (2024-12-17): Please review Appraisal receipt attached	12/17/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559585		3158536150		32418915			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is $[Redacted]. The appraisal does not indicate an estimated cost new, and the appraised value is $[Redacted]. The HOI coverage is short by $[Redacted] to meet guideline requirements. Please provide proof of additional coverage, or an RCE from the insurance company.				Reviewer Comment (2024-12-17): upon further review, [Redacted] coverage is sufficient Buyer Comment (2024-12-17): Do not concur- policy coverage is sufficient to Loan Amount this is acceptable, coverage is sufficient based on site value please cancel exception	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559587		3158536155		32429135			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-17): Sufficient Cure Provided At Closing		12/17/2024		1	A	A	A	A	A	A	A	A	A	A		IN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559588		3158536156		32376562			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.							12/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559588		3158536156		32419541			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.									3	C	C	C	C	C	C	C	C	C	C		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559588		3158536156		32419542			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.									3	C	C	C	C	C	C	C	C	C	C		FL	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559591		3158536159		32424012			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing E-sign Consent Agreement				Reviewer Comment (2024-12-18): [Redacted] form received Buyer Comment (2024-12-18): Please review Consent attached	12/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559592		3158536161		32373065			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		the subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was [Redacted]. Provide a post-disaster inspection report showing no damage to the property.				Reviewer Comment (2024-12-16): [Redacted] with inspection date of [Redacted] showing no damage to the property has been received	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559592		3158536161		32373260			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The CDA in file indicates a value of $[Redacted] with an effective date of [Redacted]. There is no appraisal in file with that value or date. Please provide that appraisal for review.				Reviewer Comment (2024-12-18): [Redacted] received Buyer Comment (2024-12-18): Please review the [Redacted] Appraisal attached.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559593		3158536162		32414200			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.					Reviewer Comment (2025-01-07): PCCD, LOX and refund check received Buyer Comment (2025-01-07): Please review evidence of refund attached		01/07/2025		2	C	B	C	B	C	B	C	B	C	B		MN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559596		3158536169		32417523			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Universal Product Exception Form in file for lender exception for Appraisal Comps does not meet guidelines maximum of $[Redacted]. This is a purchase loan for $[Redacted] with a loan amount of $[Redacted] Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-23): Universal Product Exception Form in file, exception approved with comp factors.			12/23/2024	2	B	B	B	B	B	B	B	B	B	B		WY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559598	3158536173	32418609	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Due to the escrows being disclosed as seller-paid, the total escrow amount on p.2, Section G of the final Closing Disclosure is $[Redacted]. The initial escrow payment disclosed on the Initial Escrow Account Disclosure reflects all borrower-paid escrows ($[Redacted]).	Reviewer Comment (2024-12-20): client accepts [Redacted] grade Buyer Comment (2024-12-20): Accept [Redacted] Reviewer Comment (2024-12-19): [Redacted] condition. Initial Escrow Payment that includes borrower and non-borrower paid amounts. Buyer Comment (2024-12-19): Please review Final [Redacted] , Initial Escrow Account Disclosure and Lender Dispute	12/20/2024	2	B	B	B	B	B	B	B	B	B	B	MA	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559598		3158536173		32418610			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.	Due to the escrows being disclosed as seller-paid, the total escrow amount on p.2, Section G of the final Closing Disclosure is $[Redacted]. The initial escrow payment disclosed on p.4 reflects all borrower-paid escrows ($[Redacted]).				Reviewer Comment (2024-12-19): inputs updated, informaiton matches Buyer Comment (2024-12-19): Please review Final [Redacted] , Initial Escrow Account Disclosure and Lender Dispute: email	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559598		3158536173		32452659			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	EV2 condition. Initial Escrow Payment that includes borrower and non-borrower paid amounts.				Reviewer Comment (2024-12-20): client accepts [Redacted] grade Buyer Comment (2024-12-20): Accept [Redacted]			12/20/2024	2		B		B		B		B		B		MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559600		3158536175		32427968			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal report dated [Redacted] missing evidence of receipt.				Reviewer Comment (2024-12-17): appraisal acknowledgement received Buyer Comment (2024-12-17): Please review uploaded appraisal acknowledgement.	12/17/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559602		3158536179		32414217			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-14): Sufficient Cure Provided At Closing		12/14/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559605		3158536184		32417539			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Missing VVOE obtained within [redacted] days of Note date.				Reviewer Comment (2024-12-17): [Redacted] received Buyer Comment (2024-12-17): Please review uploaded [Redacted] .	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559605		3158536184		32427717			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing required VVOE for the co-borrower, resulting in a Loan Designation discrepancy.				Reviewer Comment (2024-12-17): [Redacted] received Buyer Comment (2024-12-17): Please review uploaded [Redacted] .	12/17/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559605		3158536184		32427718			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing required VVOE for the co-borrower.				Reviewer Comment (2024-12-17): [Redacted] received Buyer Comment (2024-12-17): Please review uploaded [Redacted] .	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559605		3158536184		32427719			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall finding due to the missing required VVOE for the co-borrower,				Reviewer Comment (2024-12-17): [Redacted] received Buyer Comment (2024-12-17): Please review uploaded [Redacted] .	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559605		3158536184		32427722			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing required VVOE for the co-borrower,				Reviewer Comment (2024-12-17): [Redacted] received Buyer Comment (2024-12-17): Please review uploaded [Redacted] .	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559606		3158536186		32423789			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2024-12-18): proof of appraisal delivery received Buyer Comment (2024-12-18): Please review uploaded proof of appraisal delivery.	12/18/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559612		3158536197		32421303			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-12-19): [Redacted] received Buyer Comment (2024-12-19): Please review uploaded title.	12/19/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559612		3158536197		32421368			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-12-19): [Redacted] received	12/19/2024			1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559613		3158536198		32419125			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-12-16): Sufficient Cure Provided At Closing		12/16/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559615		3158536201		32416133			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was disclosed on LE disclosed as $[Redacted] on Final Closing Disclosure Disclosed $[Redacted] . File does not contain a valid COC for this fee nor evidence of cure in file.				Reviewer Comment (2024-12-16): Sufficient Cure Provided At Closing		12/16/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559615		3158536201		32416134			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was disclosed on LE disclosed as $[Redacted] on Final Closing Disclosure Disclosed $[Redacted] . File does not contain a valid COC for this fee nor evidence of cure in file.				Reviewer Comment (2024-12-16): Sufficient Cure Provided At Closing		12/16/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559616		3158536203		32419302			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower was not provided within 3 business days to consummation.				Reviewer Comment (2024-12-18): proof of appraisal delivery received Buyer Comment (2024-12-18): Please review uploaded proof of appraisal delivery.	12/18/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559618		3158536207		32432331			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration. A disaster inspection dated [Redacted] was provided.				Reviewer Comment (2024-12-17): [Redacted] received with an inspection date of [Redacted] showing no damage to the subject property.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559621		3158536211		32416511			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-16): Sufficient Cure Provided At Closing		12/16/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559626		3158536222		32439247			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		The file was missing a copy of the Purchase Agreement/ Sales Contract Document.				Reviewer Comment (2024-12-23): purchase agreement received Buyer Comment (2024-12-23): see attached	12/23/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559626		3158536222		32439420			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall issue from the Loan Estimate timing issue cited in separate finding as this disclosure is part of the Loan Estimate.				Reviewer Comment (2024-12-23): Evidence of when the [Redacted] was required to be created and delivered has been received.	12/23/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559626		3158536222		32439422			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-12-23): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-23): Do not concur. Loan was [Redacted] "[Redacted] " until Sales Contract received [Redacted] . Loan flipped to Purchase with Property [Redacted] . [Redacted] Required Date [Redacted] . [Redacted] Issued [Redacted]	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559627		3158536224		32423289			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-12-18): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-18): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property [Redacted]	12/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559627		3158536224		32434315			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-17): Sufficient Cure Provided At Closing		12/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559628	3158536226	32438191	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of co-borrower credit thin line file. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): Universal Product Exception Form in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559629		3158536229		32431840			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-12-25): [Redacted] Received Valid [Redacted] dated [Redacted] Buyer Comment (2024-12-23): Do not concur - Appraisal Received [Redacted] shows "subject to completion." Final Inspection Fee [Redacted] exists [Redacted] Fee disclosed on [Redacted] [Redacted] [Redacted]	12/25/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559629	3158536229	32442966	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of Management Exception Review. Approved borrower(2) future income/employment with new employer. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): Universal Product Exception Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		MO	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559630	3158536232	32423264	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.	Reviewer Comment (2025-01-02): cure documents received

Buyer Comment (2025-01-02): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2024-12-20): SitusAMC Agree with required Cure Amount. Provide Corrected PCCD, LOE, Refund Check and LOE for $[redacted] Cure amount.

Buyer Comment (2024-12-18): Concur. $[redacted] already cured at closing for [redacted]% tolerance violation. But please verify that $[redacted] is still due since MX held the incorrect [redacted]% baseline. Baseline was $[redacted]. Actual charge for [redacted]% is $[redacted]. $[redacted] already cured, but a difference of $[redacted] is still due back to the customer. Please verify that AMC agrees with this cure amount.
																			01/02/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559630		3158536232		32434347			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount less than guideline minimum. Exceptions approved with comp factors.	Borrower has verified disposable income of at least $[redacted] Borrower has been employed in the same industry for more than [redacted] years. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): Universal Product Exception Form in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559633		3158536239		32433295			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file is missing the copy of HOA and Hazard Insurance documentation for property located at [Redacted].				Reviewer Comment (2024-12-23): [Redacted] docs received Buyer Comment (2024-12-23): see attached	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559633	3158536239	32447933	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Reviewer Comment (2024-12-23): Sales tax and borrower's attorney fee excluded from finance charges

Buyer Comment (2024-12-23): Do not concur. [Redacted] is including [Redacted]  Attorney Review Fee in their calculations and should not. This [Redacted]  fee is for borrower's personal attorney which was optional, chosen by the borrower and it not required for this transaction. [Redacted] attorney fee of [Redacted]  was properly disclosed in [Redacted] and is payable to [Redacted] - [Redacted] , [Redacted] , [Redacted] and [Redacted] , [Redacted] . The borrower chose to obtain their own attorney and pay them through this transaction - [Redacted]
																		12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559633	3158536239	32447934	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold.	Reviewer Comment (2024-12-23): Sales tax and borrower's attorney fee excluded from finance charges

Buyer Comment (2024-12-23): Do not concur. [Redacted]  is including $[Redacted] Attorney Review Fee in their calculations and should not. This $[Redacted] fee is for borrower's personal attorney which was optional, chosen by the borrower and it not required for this transaction. [Redacted] attorney fee of $[Redacted]  was properly disclosed in [Redacted] and is payable to [Redacted] - [Redacted] , [Redacted] , [Redacted] and [Redacted] , [Redacted] . The borrower chose to obtain their own attorney and pay them through this transaction - [Redacted]
																		12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559634		3158536240		32421357			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-12-19): [Redacted] Received Valid [Redacted] dated [Redacted] Buyer Comment (2024-12-18): Do not Concur. Valid [Redacted] of product change occurred on [Redacted] . [Redacted] disclosed timely on [Redacted]	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559635		3158536241		32432163			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.	Final Closing Disclosure provided on [redacted] disclosed the Initial Escrow Payment on page 2 of $[redacted] that does not match the escrow payment disclosed on page 1, of $[redacted].				Reviewer Comment (2025-01-02): updated escrow information received on new PCCD Buyer Comment (2025-01-02): Please see attached PCCD package	01/02/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559635		3158536241		32432164			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [redacted], which is more than 3 business days after the application date ([redacted]). The property was not identified on [redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.				Reviewer Comment (2024-12-23): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-12-23): Do not concur. Loan was HBA "Credit Only" until Sales Contract received [redacted]. Loan flipped to Purchase with Property [redacted]. LE Required Date [redacted]. LE Issued [redacted]	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559635		3158536241		32432165			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Loan discount point fee was not previously disclosed to the borrower on the loan estimate but it appeared on the closing disclosure as $[redacted]. A lender cure of $[redacted] was provided to the borrower on the final CD, however, this is insufficient to cure all fee tolerance issues. No valid COC was in file for this fee change.				Reviewer Comment (2024-12-24): SitusAMC received a valid COC. Buyer Comment (2024-12-23): Do not concur. Interest rate was not locked until [redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increase disclosed on CD V2 [redacted] with rate lock.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559635		3158536241		32432189			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	The recording fee was previously disclosed to the borrower on the loan estimate as $[redacted] but it increased on the closing disclosure to $[redacted]. A lender cure of $[redacted] was provided to the borrower on the final CD, however, this is insufficient to cure all fee tolerance issues. No valid COC was in file for this fee change.				Reviewer Comment (2024-12-24): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-12-23): Do not concur. Recording Fee tolerance was $[redacted] plus [redacted]% or $[redacted] Total amount of $[redacted] exceeds tolerance by $[redacted] which is the amount of cure provided at closing to cover the overcharge of Recording fees. No further cure required for Recording Fees	12/24/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559635	3158536241	32479342	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[redacted] exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	SitusAMC upon review the lender credit decreased from $[redacted] to $[redacted] on CD dated [redacted] therefore we would require valid COC for the fee decreased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	Reviewer Comment (2024-12-31): resolved not using post-close CD that was just informational for the lender

Buyer Comment (2024-12-31): Do not concur. Customer received the $[redacted] Lender Credit at closing. CD [redacted] is an agent closing package that does not go to the customer. See sigend CD and MX screen shots of Lender Credit received.

Reviewer Comment (2024-12-31): SitusAMC received rebuttal and rate lock COC dated [redacted] however, the transfer tax of $[redacted] was updated as paid by lender on CD dated [redacted] (Ver-1) which was then removed on PCCD dated [redacted] (Ver-9). Please provide corrected PCCD and final SS to confirm the fees charged at closing.

Buyer Comment (2024-12-27): Do not Concur. Initial loan lock occurred on [redacted] and CDv2 disclosed same day.
																		12/31/2024			1		A		A		A		A		A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559635		3158536241		32520435			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	fee tolerance				Reviewer Comment (2024-12-31): PCCD resolved	12/31/2024			1		A		A		A		A		A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559635		3158536241		32520436			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Waiver of Arbitration. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	fee tolerance				Reviewer Comment (2024-12-31): PCCD resolved	12/31/2024			1		A		A		A		A		A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559635		3158536241		32520437			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	fee tolerance				Reviewer Comment (2024-12-31): PCCD resolved	12/31/2024			1		A		A		A		A		A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559636		3158536243		32433604			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [redacted], which is more than 3 business days after the application date ([redacted]). The property was not identified on [redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.				Reviewer Comment (2024-12-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-12-24): Do not concur. Loan was HBA "Credit Only" until Sales Contract received [redacted]. Loan flipped to Purchase with Property [redacted]. LE Required Date 05/14/2024. LE Issued [redacted]	12/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559636		3158536243		32433605			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. No cure or valid COC was provided to the borrower.				Reviewer Comment (2025-01-02): proof of cure documentation received Buyer Comment (2025-01-02): Please see attached PCCD, refund, and proof of shipping		01/02/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559636	3158536243	32447698	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of PAG Referrals and Tradelines/Thin File. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted]

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): Universal Product Exception Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559636	3158536243	32447702	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted]

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): Universal Product Exception Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559636		3158536243		32448108			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The appraisal reinspection fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[redacted] with no cure or valid COC provided to the borrower.				Reviewer Comment (2024-12-27): SitusAMC received valid COC document. Buyer Comment (2024-12-24): Do not concur. Initial appraisal effective date was [redacted]. Cover letter in Appraisal Package [redacted] informs borrower that appraisal is valid for 120 days and if loan does not close then an appraisal update would be required to obtain updated value. Updated appraisal ordered [redacted] and updated fee disclosed on CD V12 [redacted] since loan did not close within 120 days of appraisal effective date of [redacted]	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559637		3158536247		32426789			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for the initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date ([Redacted]).				Reviewer Comment (2024-12-18): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-18): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property [Redacted]	12/18/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559637		3158536247		32426790			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	No valid COC or cure was provided for this fee change.				Reviewer Comment (2024-12-19): [Redacted] received a valid [Redacted]. Buyer Comment (2024-12-18): Do not Concur. Initial Loan lock occurred on[Redacted] . This is where premium pricing changed to loan discount points with valid [Redacted] . [Redacted] disclosed timely same day	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559637		3158536247		32426791			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date ([Redacted]). The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.				Reviewer Comment (2024-12-18): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-18): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property [Redacted]	12/18/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559637		3158536247		32426792			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	No valid COC or cure was provided for this fee change.				Reviewer Comment (2024-12-19): [Redacted] received a valid [Redacted]. Buyer Comment (2024-12-18): Do not Concur. Initial Loan lock occurred on [Redacted] . This is where premium pricing changed to loan discount points with valid [Redacted] . [Redacted] disclosed timely same day	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559638		3158536248		32423641			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee disclosed on Initial Loan Estimate dated [redacted] in the amount of $[redacted] but disclosed as $[redacted] on the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-12-19): SItusAMC received a valid COC . Buyer Comment (2024-12-18): Do not Concur. Please see valid CIC and appraisal complexity comments regarding increase timely on [redacted]	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559638	3158536248	32423651	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed Amount Financed in the amount of $[redacted] is over disclosed by [redacted] compared to the calculated Amount Financed of $[redacted].	Reviewer Comment (2025-01-03): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2025-01-03): Package is in route per fedex tracking with estimated delivery of today

Reviewer Comment (2025-01-02): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  The FedEx tracking reflects that only a label created and package has not yet been picked up by carrier.  Provide proof carrier has picked up to finalize cure.

Buyer Comment (2025-01-02): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2024-12-24): SitusAMC received email clarifying the breakdown of the Delivery/Doc prep fee of $[redacted] in Section H.  Fee breakdown states $[redacted] is for delivery fee and $[redacted] doc prep.  A doc prep would be a 4c7 fee and has been offset from the finance charges.  However, a delivery (courier) fee would typically be a finance charge.  Would need additional attestation if this fee is a delivery fee not associated with the financing or required by lender.  Currently underdisclosure amount calculated at $[redacted].

Buyer Comment (2024-12-23): Please see email chain from Title. These are standard fees associated with CO-Ops and should not be included as prepaid fees

Reviewer Comment (2024-12-20): Please confirm fee purpose for Doc Prep and Delivery fee in section H.

Buyer Comment (2024-12-18): Do not Concur. AMC is including the section H fees for the delivery doc prep and Transfer agent fees in the calculation. These fees should not be included in the prepaid fees.
																			01/03/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559638	3158536248	32423652	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted].	Reviewer Comment (2025-01-03): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2025-01-03): Package is in route per fedex tracking with estimated delivery of today

Reviewer Comment (2025-01-02): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  The FedEx tracking reflects that only a label created and package has not yet been picked up by carrier.  Provide proof carrier has picked up to finalize cure.

Buyer Comment (2025-01-02): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2024-12-24): SitusAMC received email clarifying the breakdown of the Delivery/Doc prep fee of $[redacted] in Section H.  Fee breakdown states $[redacted] is for delivery fee and $[redacted] doc prep.  A doc prep would be a 4c7 fee and has been offset from the finance charges.  However, a delivery (courier) fee would typically be a finance charge.  Would need additional attestation if this fee is a delivery fee not associated with the financing or required by lender.  Currently underdisclosure amount calculated at $[redacted].

Buyer Comment (2024-12-23): Please see email chain from Title. These are standard fees associated with CO-Ops and should not be included as prepaid fees

Reviewer Comment (2024-12-20): Please confirm fee purpose for Doc Prep and Delivery fee in section H.

Buyer Comment (2024-12-18): Do not Concur. AMC is including the section H fees for the delivery doc prep and Transfer agent fees in the calculation. These fees should not be included in the prepaid fees.
																			01/03/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559638		3158536248		32433612			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Approved PAG decline and Product/Program restrictions regarding residential reference. Have [redacted] months rents paid, [redacted], there was a gas leak per LOX and the client had to relocate until the leak was fixed. Exception approved with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): Universal Product Exception Form in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559640		3158536250		32426127			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-17): Sufficient Cure Provided At Closing		12/17/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559640		3158536250		32438113			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2024-12-18): proof of disclosure delivery received Buyer Comment (2024-12-18): Do not Concur. List of [Redacted] is included in the application package	12/18/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559640		3158536250		32438114			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted] however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-18): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-18): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property [Redacted]	12/18/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559640		3158536250		32438116			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal report dated [Redacted] missing evidence of receipt.				Reviewer Comment (2024-12-18): proof of appraisal delivery received Buyer Comment (2024-12-18): Appraisal received via [Redacted] on[Redacted] Reviewer Comment (2024-12-18): this finding is for missing proof of delivery/receipt of appraisal by borrower prior to closing. Buyer Comment (2024-12-18): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property [Redacted]	12/18/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559640		3158536250		32438246			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions for Credit History (installment debt / revolving lates on credit), C2 thin credit and allow Income doc waiver (waive business tax returns supporting K-1 income. Exception approved with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): Universal Product Exception Form in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559641		3158536251		32437662			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Diligence review finds loan to be a Higher-Priced Mortgage Loan resulting in a Loan Designation discrepancy. The high cost analysis in file indicates that the loan qualified as safe harbor.				Reviewer Comment (2024-12-27): re-reviewed high cost testing Buyer Comment (2024-12-27): Do not Concur. Please see attached Reg Testing	12/27/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559641		3158536251		32437665			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-27): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-27): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property [Redacted]	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559641		3158536251		32437666			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	The Seller's final CD contained fees not reflected on the consumer's CD.				Reviewer Comment (2024-12-27): re-reviewed high cost testing	12/27/2024			1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559641		3158536251		32437667			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. No cure was provided to the borrower and no valid COC was located in file for this fee change.				Reviewer Comment (2024-12-30): [Redacted] Received Valid [Redacted] dated [Redacted] Buyer Comment (2024-12-27): Do not Concur. Loan points increased with valid [Redacted] of interest rate, loan points, and change in lock on [Redacted] . [Redacted] disclosed timely on [Redacted] Then points decreased at closing. No [Redacted] required for decrease.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559641	3158536251	32449313	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of PAG declined co-op project and Credit History. PAG has declined the project due the Facade being possibly unsafe, but PAG goes on to recommend the exception as the repairs were started in [Redacted] and are substantially complete. Credit history exception is for [Redacted] mortgage late payments in [Redacted]/[Redacted]. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-23): Universal Product Exception Form in file, exception approved with comp factors.			12/23/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559641	3158536251	32450461	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of Note loan amount of $[Redacted] is less than Guideline minimum loan amount of $[Redacted]. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-23): Universal Product Exception Form in file, exception approved with comp factors.			12/23/2024	2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559642		3158536252		32429558			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-25): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-24): Do not concur. Loan was [Redacted] "[Redacted] " until Sales Contract received [Redacted] . Loan flipped to Purchase with Property [Redacted] . [Redacted] Required Date [Redacted] . [Redacted] Issued [Redacted]	12/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559642		3158536252		32429559			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. No cure or valid COC was provided to the borrower.				Reviewer Comment (2024-12-26): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing ([Redacted] ) resulting in a cleared exception. Buyer Comment (2024-12-24): Do not concur. Recording Fee tolerance was [Redacted] plus [Redacted] % or $[Redacted] Total amount of $[Redacted] exceeds tolerance by $[Redacted] which is the amount of cure provided at closing to cover the overcharge of Recording fees. No further cure required for Recording Fees	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559642		3158536252		32429560			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. No cure or valid COC was provided to the borrower.				Reviewer Comment (2024-12-26): [Redacted] Received Valid [Redacted] dated [Redacted] Buyer Comment (2024-12-24): Do not concur - Lock Commitment Period was changed and Interest Rate decreased [Redacted] per borrower's request, resulting in increase to Loan Discount Points. Valid [Redacted] showing Loan Discount Points Change on [Redacted] [Redacted] [Redacted] disclosed [Redacted] shows increase to Loan Discount Points	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559642		3158536252		32489176			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-26): Sufficient Cure Provided At Closing		12/26/2024		1		A		A		A		A		A		NY	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559643	3158536256	32438033	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of title vesting in a blind trust, self employment income calculation and income doc waiver for [Redacted] business tax transcript supporting not filed. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): [Redacted] Form in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559645		3158536260		32441698			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted], which was more than 3 business days after the application date of [redacted]. The property was not identified on [redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-27): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-12-27): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [redacted]	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559645	3158536260	32441699	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.	Reviewer Comment (2025-01-02): cure documentation received

Buyer Comment (2025-01-02): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2024-12-31): SitusAMC received COC dated [redacted] for requirement of re-inspection due to property was subject to completion however, the information on 1004 was received on [redacted] and re-inspection fee was disclosed on [redacted] which is not within required 3 business days. Cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-12-27): Do not Concur. Final Inspection required for this new construction. UW comments attached with the valid CIC on [redacted] and LEv2 disclosed timely [redacted]
																			01/02/2025		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559647		3158536262		32447517			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-25): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-24): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property [Redacted]	12/25/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559648		3158536263		32439909			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] declared end date.				Reviewer Comment (2024-12-20): [Redacted] with inspection date of [Redacted] shows no damage to the subject property	12/20/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559648		3158536263		32439969			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.				Reviewer Comment (2024-12-27): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-27): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property [Redacted]	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559649	3158536265	32442626	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Loan discount point fee was previously disclosed to the borrower on the Loan estimate as $[redacted] but it increased on the closing disclosure as $[redacted] with no cure provided to the borrower. No cure was provided to the borrower.	Reviewer Comment (2024-12-31): [redacted] COC received

Buyer Comment (2024-12-31): Please see Valid CICs as requested by AMC for [redacted]. But please keep in mind this is not required due to the fact that the loan did not close with this increased loan discount points amount of $[redacted]. No violation and no cure due back.

Reviewer Comment (2024-12-31): SitusAMC received COC dated [redacted] however the fee increased on LE dated [redacted] for $[redacted]. Kindly provide a valid COC for the fee increased on LE dated [redacted] or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2024-12-27): Do not Concur. Valid CIC of loan amount occurred on [redacted] and CDv1 disclosed timely next day.
																		12/31/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559649	3158536265	32442628	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted]

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-20): Universal Product Exception Form in file, exception approved with comp factors.			12/20/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559649	3158536265	32461276	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Multiple Parcels, Excess acreage and collateral issue. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted]

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-20): Universal Product Exception Form in file, exception approved with comp factors.			12/20/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559650		3158536267		32433053			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-26): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-24): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property [Redacted]	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559650		3158536267		32433054			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. A cure of $[Redacted] was provided to the borrower at closing, however this is insufficient to cure all tolerance issues. No valid COC was in file for this fee change.				Reviewer Comment (2024-12-26): [Redacted] received valid [Redacted] document. Buyer Comment (2024-12-24): Do not Concur. Initial loan lock occurred on [Redacted] and [Redacted] disclosed same day	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559650		3158536267		32433056			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. A cure of $[Redacted] was provided to the borrower at closing, however this is insufficient to cure all tolerance issues. No valid COC was in file for this fee change.				Reviewer Comment (2024-12-26): Sufficient cure provided at closing Buyer Comment (2024-12-24): Do not Concur. [Redacted] tolerance violation is already cured at closing	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559650		3158536267		32446597			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Tradelines/Thin file. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted] Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559650		3158536267		32489875			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2024-12-26): Sufficient Cure Provided At Closing		12/26/2024		1		A		A		A		A		A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559651		3158536270		32438255			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as -$[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease and no evidence of tolerance cure provided.				Reviewer Comment (2024-12-26): [Redacted] received valid [Redacted] document. Buyer Comment (2024-12-24): Do not concur. Valid [Redacted] for interest rate and loan points occurred on[Redacted] and [Redacted] disclosed timely next day	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559651		3158536270		32438256			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Total [Redacted]% tolerance fees disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease and a tolerance cure of $[Redacted] was provided but not sufficient to cure all fee tolerance issues.				Reviewer Comment (2024-12-26): Sufficient cure provided at closing	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559651		3158536270		32489898			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2024-12-26): Sufficient Cure Provided At Closing		12/26/2024		1		A		A		A		A		A		WI	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559652		3158536271		32432877			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan discount point fee was not previously disclosed to the borrower on the loan estimate but it appeared on the closing disclosure as $[Redacted] with no cure provided to the borrower or valid COC in file.				Reviewer Comment (2024-12-26): [Redacted] received valid [Redacted] document. Buyer Comment (2024-12-24): Do not Concur. Points increased with valid [Redacted] for loan points and interest rate on[Redacted] . [Redacted] disclosed timely same day. Points ended up decreasing at closing. No violation.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559653		3158536272		32428486			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date ([Redacted]). The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.				Reviewer Comment (2024-12-18): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-18): Do not Concur. Loan flipped from [Redacted] "[Redacted] " to Purchase with property[Redacted]	12/18/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559654		3158536273		32427785			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Total Title fees disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all the tolerance issue(s).				Reviewer Comment (2024-12-19): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing ([Redacted]) resulting in a cleared exception. Buyer Comment (2024-12-18): Do not Concur. [Redacted] % tolerance violation is already cured at closing.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559654		3158536273		32427786			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all the tolerance issue(s).				Reviewer Comment (2024-12-19): [Redacted]Received Valid [Redacted]dated [Redacted] Buyer Comment (2024-12-18): Do not Concur. [Redacted] is citing an exception for a decrease in points. No violation and no cure due back. The loan discount points increased to $[Redacted] with the initial loan lock on [Redacted] No [Redacted] required for a decrease to $.[Redacted]	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559654		3158536273		32439208			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of Collateral (2 [Redacted]) CED recommended for Non Agency only with the value and marketability supported with the (2 [Redacted]. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): [Redacted] Form in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559654		3158536273		32439414			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of (Agency loan amount in Non-Agency product) is approved. CED recommended for Non Agency only with the value and marketability supported with the [Redacted]. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than 3[Redacted] years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): [Redacted] Form in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559654		3158536273		32445593			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-19): Sufficient Cure Provided At Closing		12/19/2024		1		A		A		A		A		A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559655		3158536275		32459591			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of PAG Referrals. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-23): [Redacted]in file, exception approved with comp factors.			12/23/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559655		3158536275		32459594			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-23): [Redacted] Form in file, exception approved with comp factors.			12/23/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559656	3158536276	32441700	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of borrower income calculation. Borrower moved from [Redacted] to [Redacted] and converted his previous primary in [Redacted] to a rental. Policy for non-subject rental income requires owning a current principle residence which the borrower does not. FNMA allows substituting that if you rent currently, which the customer does not so Policy cannot be met and using the rental income requires and income calculation exception. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): [Redacted] in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559657		3158536277		32440925			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-12-27): Evidence of when the [Redacted]was required to be created and delivered has been received. Buyer Comment (2024-12-27): Do not Concur. Loan flipped from [Redacted]"[Redacted]" to Purchase with property[Redacted]	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559659		3158536279		32440078			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-12-26): [Redacted]received valid [Redacted]dated[Redacted] Buyer Comment (2024-12-24): Do not Concur. Please see attached complexity comments along with [Redacted] on [Redacted] and [Redacted]disclosed timely same day.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559660		3158536280		32433817			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted], which was more than 3 business days after the application date of [redacted]. The property was not identified on [redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-24): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-12-24): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [redacted]	12/24/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559660		3158536280		32447969			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 not signed by borrowers.				Reviewer Comment (2025-01-02): e-signed final 1003 received Buyer Comment (2025-01-02): Loan is a Hybrid closing- Customer e-signed 1003	01/02/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559661		3158536281		32462918			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-20): Sufficient Cure Provided At Closing		12/20/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559662		3158536282		32430390			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-17): Sufficient Cure Provided At Closing		12/17/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559662		3158536282		32430394			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date ([Redacted]). The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.				Reviewer Comment (2024-12-24): Evidence of when the [Redacted]was required to be created and delivered has been received. Buyer Comment (2024-12-24): Do not concur. Loan flipped from [Redacted]"[Redacted]" to Purchase with property [Redacted]	12/24/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559662	3158536282	32441674	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of loan amount below the minimum and project declined. Exceptions approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): [Redacted]Form in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559663		3158536283		32428779			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-17): Sufficient Cure Provided At Closing		12/17/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559665		3158536285		32426958			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. There was no UCDP in file.				Reviewer Comment (2024-12-23): [Redacted]received with acceptable risk score Buyer Comment (2024-12-23): see attached	12/23/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559665		3158536285		32426977			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		The Hazard Insurance Policy Effective Date is after note or transaction date.				Reviewer Comment (2024-12-23): updated policy docs received showing policy in effect at closing Buyer Comment (2024-12-23): See attached	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559666		3158536286		32429196			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.				Reviewer Comment (2025-01-02): SitusAMC received additional information confirming appraisal update completed 4c7 services and is not finance charge. Buyer Comment (2024-12-31): Please see MX comments showing that the appraisal was being re-used from previous chase mortgage Reviewer Comment (2024-12-26): Please provide LOA from seller or title company detailing purpose of the Appraisal Update Fee for further review. Buyer Comment (2024-12-24): Do not Concur. AMC is including the appraisal update fee into the calculations. This fee should not be included	01/02/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559666		3158536286		32429197			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold.				Reviewer Comment (2025-01-02): SitusAMC received additional information confirming appraisal update completed 4c7 services and is not finance charge. Buyer Comment (2024-12-31): Please see MX comments showing that the appraisal was being re-used from previous chase mortgage Reviewer Comment (2024-12-26): Please provide LOA from seller or title company detailing purpose of the Appraisal Update Fee for further review. Buyer Comment (2024-12-24): Do not Concur. AMC is including the appraisal update fee into the calculations. This fee should not be included	01/02/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559666	3158536286	32429198	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	Lender Credits disclosed on Initial Loan Estimate dated [redacted] in the amount of $-[redacted] but disclosed as $-[redacted] on the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2025-01-02): SitusAMC Received Valid COC dated [redacted].

Buyer Comment (2024-12-31): Valid CIC for loan amount occurred on [redacted] and CDv1 disclosed timely.

Reviewer Comment (2024-12-31): SitusAMC received COC dated [redacted] for change in interest rate however, the lender credit again decreased on CD dated [redacted] from $[redacted] to $[redacted]. A valid Changed Circumstance or cure of $[redacted] is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-12-27): Do not Concur. Valid CICs of loan points, interest rate, and commitment period change occurred on [redacted]. LEv6 disclosed timely on [redacted]. This are all valid reasons for premium pricing to change.

Reviewer Comment (2024-12-26): Provided VCCs do not detail changes or circumstance requiring the change.

Buyer Comment (2024-12-24): Do not Concur. Valid CICs of loan points, interest rate, and commitment period change occurred on [redacted]. LEv6 disclosed timely on [redacted]
																		01/02/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559666		3158536286		32429199			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Service Fee). Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Management Company (Service fee disclosed on Initial Loan Estimate dated [redacted] in the amount of $[redacted] but disclosed as $[redacted] on the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-12-31): SitusAMC received COC dated [redacted] for adding the fee. Buyer Comment (2024-12-27): Do not Concur. Please see comments attached for detailed reasoning of the appraisal being reused. Reviewer Comment (2024-12-26): Provided VCCs do not detail changes or circumstance requiring the change. Buyer Comment (2024-12-24): Do not Concur. Please see comments regarding 1004D being re-used from previous loan. Valid CIC and LE disclosed timely [redacted]	12/31/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559667		3158536287		32442896			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	The file was missing a copy of 442 Images.				Reviewer Comment (2024-12-26): documentation at closing resolves the subject to issue Buyer Comment (2024-12-26): The appraisal was not made subject to repairs or a final inspection, It was subject to the new legal description and parcel ID being validated at closing	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559667		3158536287		32442926			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-12-30): [Redacted]day waiver received Buyer Comment (2024-12-30): Please see attached appraisal waiver [Redacted] from customer waiving the [Redacted] days. Reviewer Comment (2024-12-27): This condition is for missing evidence of delivery of the appraisal to the borrower [Redacted] + [Redacted] days prior to closing. Buyer Comment (2024-12-27): Do not Concur. Loan flipped from [Redacted]"[Redacted] to Purchase with property [Redacted]	12/30/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559667		3158536287		32442927			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-12-27): Evidence of when the [Redacted]was required to be created and delivered has been received. Buyer Comment (2024-12-27): Do not Concur. Loan flipped from [Redacted]"[Redacted]" to Purchase with property[Redacted]	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559667		3158536287		32442929			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-12-30): proof of rate lock and change to discount points received Buyer Comment (2024-12-27): Do not Concur. Initial loan lock occurred on [Redacted] and [Redacted]disclosed timely	12/30/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559667		3158536287		32462824			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing verification of Hazard Insurance for property located at [Redacted].				Reviewer Comment (2024-12-26): verification not required as part of divorce Buyer Comment (2024-12-26): These properties were responsibility of ex spouse per divorce decree - attached	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559667		3158536287		32462830			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing verification of Hazard Insurance for property located at [Redacted].				Reviewer Comment (2024-12-26): verification not required as part of divorce	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559668		3158536289		32433247			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		The file is missing a copy of the Flood Certification.				Reviewer Comment (2024-12-23): flood cert received Buyer Comment (2024-12-23): see attached	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559668		3158536289		32433465			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall issue from the Loan Estimate timing issue cited in separate finding as this disclosure is part of the Loan Estimate.				Reviewer Comment (2024-12-24): Evidence of when the [Redacted]was required to be created and delivered has been received. Buyer Comment (2024-12-24): Do not Concur. Loan flipped from [Redacted] "[Redacted]" to Purchase with property [Redacted]	12/24/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559668		3158536289		32433469			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-12-24): Evidence of when the [Redacted]was required to be created and delivered has been received. Buyer Comment (2024-12-24): Do not Concur. Loan flipped from [Redacted]"[Redacted]" to Purchase with property [Redacted]	12/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559668		3158536289		32433471			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-17): Sufficient Cure Provided At Closing		12/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559669	3158536291	32433768	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.	Reviewer Comment (2024-12-26): Upon further review amount financed was correctly disclosed to consumer

Buyer Comment (2024-12-26): Please see email from Title. This is not a finance charge or related to the loan.This is a [Redacted] vendor charge for the buyer's relocation for her employer.

Reviewer Comment (2024-12-24): [Redacted] received [Redacted] that [Redacted]Destination Service fee of $[Redacted]should not be included in finance charges.  Unable to determine what the purpose of this fee is in order to determine if a finance charge or [Redacted].  Please provide a lender attestation giving the services/purposes of this fee in order to determine.

Buyer Comment (2024-12-24): Do not Concur. [Redacted]is including the [Redacted] Destination service fee $[Redacted]as a prepaid fee in the calculations. This fee should not be included as a prepaid
																		12/26/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559669	3158536291	32433769	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold.	Reviewer Comment (2024-12-26): Upon further review finance charge was correctly disclosed to consumer

Buyer Comment (2024-12-26): Please see email from Title. This is not a finance charge or related to the loan.This is a [Redacted] vendor charge for the buyer's relocation for her employer.

Reviewer Comment (2024-12-24): [Redacted] received rebuttal that [Redacted] Destination Service fee of $[Redacted]should not be included in finance charges.  Unable to determine what the purpose of this fee is in order to determine if a finance charge or [Redacted].  Please provide a lender attestation giving the services/purposes of this fee in order to determine.

Buyer Comment (2024-12-24): Do not Concur. [Redacted] is including the section H Destination service fee $[Redacted] as a prepaid fee in the calculations. This fee should not be included as a prepaid
																		12/26/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559669		3158536291		32448014			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Employment. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted] Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559670		3158536295		32427634			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan discount pint was previously disclosed to the borrower on the loan estimate as $[Redacted] but it increased on $[Redacted] with no cure provided to the borrower.				Reviewer Comment (2024-12-27): [Redacted] received a valid [Redacted] Buyer Comment (2024-12-24): Do not Concur. Initial loan lock occurred on [Redacted] and [Redacted] disclosed same day	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559670		3158536295		32427636			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The transfer tax was previously disclosed to the borrower on the loan estimate as $[Redacted] but it increased on $[Redacted] with no cure provided to th borrower.				Reviewer Comment (2024-12-27): [Redacted] received a valid [Redacted] Buyer Comment (2024-12-24): Do not Concur. Valid [Redacted] for loan amount occurred on [Redacted] and [Redacted] disclosed timely on [Redacted]	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559672		3158536298		32431719			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credits disclosed on Initial Loan Estimate dated [Redacted] in the amount of $-[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-12-26): [Redacted] received [Redacted] for [Redacted] response and System snip for a valid Changed circumstances. Buyer Comment (2024-12-23): Do not Concur. Initial loan lock occurred on [Redacted] and [Redacted] disclosed timely same day	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559672		3158536298		32443278			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of limited credit history. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-18): [Redacted] Form in file, exception approved with comp factors.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559674		3158536301		32436996			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of Credit - Tradelines/Thin File for C1. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-20): [Redacted] Form in file, exception approved with comp factors.			12/20/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559675		3158536303		32446966			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception of DTI exceeding guideline. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted] Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559675		3158536303		32446976			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to DTI exceeding guideline, resulting in a loan designation discrepancy.				Reviewer Comment (2024-12-19): [Redacted][Redacted]( [Redacted]), [Redacted]exception waived with sufficient compensating factors.	12/19/2024			1	B	A	C	A	B	A	C	A	B	A		IL	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559675		3158536303		32446978			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Waterfall finding due to DTI exceeding guideline.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted] Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559675		3158536303		32446979			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to DTI exceeding guideline.				Reviewer Comment (2024-12-19): [Redacted] exception approved with sufficient compensating factors. Reviewer Comment (2024-12-19): [Redacted] Form in file, exception approved with comp factors.			12/19/2024	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559676		3158536304		32441574			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing W-2, resulting in a Loan Designation discrepancy.				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): documents were provided	12/23/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559676		3158536304		32441575			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing W-2				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): documents were provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559676		3158536304		32441587			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		[Redacted] AUS document results required the most recent 2 years W-2s for for the borrower and the [Redacted] W-2 was not in file.				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): see attached	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559676		3158536304		32441614			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[Redacted] AUS document results required the most recent 2 years W-2s for for the borrower and the [Redacted] W-2 was not in file.				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): [Redacted]'s were provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559676		3158536304		32441617			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing W2				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): [Redacted]'s were in the file and have been provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559679		3158536310		32440142			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-12-23): Evidence of when the [Redacted]was required to be created and delivered has been received. Buyer Comment (2024-12-23): Do not Concur. Loan flipped from [Redacted] " [Redacted]" to Purchase with property [Redacted]	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559679		3158536310		32440144			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-12-24): [Redacted] received a valid [Redacted]. Buyer Comment (2024-12-23): Do not Concur. Valid [Redacted]for interest rate and loan points occurred on [Redacted]. [Redacted]disclosed timely on [Redacted]	12/24/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559679	3158536310	32458990	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for income documentation. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-20): [Redacted] Form in file, exception approved with comp factors.			12/20/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559681		3158536312		32436845			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-18): Sufficient Cure Provided At Closing		12/18/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559681		3158536312		32449400			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date ([Redacted]). The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.				Reviewer Comment (2024-12-23): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-23): Do not Concur. Loan flipped from [Redacted] " [Redacted]" to Purchase with property [Redacted]	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559682	3158536317	32448965	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG decline. The customer is purchasing a unit within a new construction project, with low presale, reviewed by [Redacted] in [Redacted]. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted]Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559682	3158536317	32449074	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of Note loan amount of $[Redacted] is less than Guideline minimum loan amount of $[Redacted] Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted]Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559683		3158536319		32437936			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-23): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-23): Do not Concur. Loan flipped from [Redacted] " [Redacted]" to Purchase with property [Redacted]	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559683		3158536319		32437940			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-12-18): Sufficient Cure Provided At Closing		12/18/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559683		3158536319		32437941			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-12-18): Sufficient Cure Provided At Closing		12/18/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559684		3158536321		32439591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. No cure was provided to the borrower and there is no valid COC in file for this fee change.				Reviewer Comment (2024-12-30): SitusAMC received COC dated [redacted] for increase in fee. Buyer Comment (2024-12-27): Do not Concur. Please see attached appraisal complexity. Valid CIC and LE disclosed timely	12/30/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559684		3158536321		32456318			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing paystub required to calculate the borrower's income, resulting in a loan designation discrepancy				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): income doc has been provided	12/23/2024			1	B	A	C	A	B	A	C	A	B	A		WI	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559684		3158536321		32456319			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing paystub required to calculate the borrower's income				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): doc has been uploaded	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559684		3158536321		32456324			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met due to the missing paystub required to calculate the borrower's.income				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): see attached income doc	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559684		3158536321		32456330			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing paystub required to calculate the borrower's income.				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): doc has been provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559684		3158536321		32456345			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The most recent paystub is missing				Reviewer Comment (2024-12-23): income docs received Buyer Comment (2024-12-23): provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559686		3158536323		32434276			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	TRID Ten Percent Tolerance Violation with no cure provided, and no COC for the fee change.				Reviewer Comment (2024-12-25): [Redacted] received a valid [Redacted] . Buyer Comment (2024-12-23): Do not Concur. Please see comments that appraisal is being re-used from prior loan	12/25/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559686		3158536323		32451115			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	EV2 condition. Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Reviewer Comment (2024-12-24): [Redacted] form was correct form, based on additional lender explanation. Buyer Comment (2024-12-24): Do not Concur. The original creditor field in [Redacted] was correctly entered as a [Redacted] affiliate which matched the Title [Redacted] The rescindable amount is negative value. There were netting escrows on the [Redacted] payoff and the escrow balance on that lien was negative also. These negative amounts play a role in the [Redacted]system to why the [Redacted]form was selected.	12/24/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559687		3158536324		32436907			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing the most recent W2, paystub provided was dated more than [Redacted] days prior to closing.	Waterfall finding due to missing income documentation verifying current pay and [Redacted] year-to-date income.				Reviewer Comment (2024-12-23): paystubs received	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559687		3158536324		32436908			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to lender-approved exception for DTI exceeding guideline.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted] Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559687		3158536324		32436913			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to lender-approved exception for DTI exceeding guideline and missing income documentation verifying current pay and [Redacted] year-to-date income, resulting in a loan designation discrepancy.				Reviewer Comment (2024-12-23): paystubs received Buyer Comment (2024-12-23): paystub was provided	12/23/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559687		3158536324		32436914			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception of DTI exceeding guideline. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted]Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559687		3158536324		32436937			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to lender-approved exception for DTI exceeding guideline and missing income documentation verifying current pay and [Redacted] year-to-date income.				Reviewer Comment (2024-12-23): paystubs received Buyer Comment (2024-12-23): paystub was provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559687		3158536324		32449098			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing income documentation verifying current pay and [Redacted] year-to-date income.				Reviewer Comment (2024-12-23): paystubs received Buyer Comment (2024-12-23): paystub was provided Buyer Comment (2024-12-23): See attached [Redacted] stub	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559687		3158536324		32449114			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing income documentation verifying current pay and [Redacted] year-to-date income.				Reviewer Comment (2024-12-23): paystubs received Buyer Comment (2024-12-23): paystub was provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559687		3158536324		32449162			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing income documentation verifying current pay and [Redacted] year-to-date income.				Reviewer Comment (2024-12-23): paystubs received Buyer Comment (2024-12-23): paystub was provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559687		3158536324		32449163			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-23): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-23): Do not Concur. Loan flipped from [Redacted] " [Redacted]" to Purchase with property [Redacted]	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559687		3158536324		32449211			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-19): Sufficient Cure Provided At Closing		12/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559687		3158536324		32449212			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-19): Sufficient Cure Provided At Closing		12/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559688	3158536325	32441532	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee Total disclosed on Initial Loan Estimate dated [redacted] in the amount of $[redacted] but disclosed as $[redacted] on the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[redacted] but it was insufficient to cover all the tolerance issue(s).	Reviewer Comment (2024-12-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Buyer Comment (2024-12-27): Do not Concur. [redacted]% tolerance violation already cured at closing

Reviewer Comment (2024-12-27): sending back to client, as requested

Buyer Comment (2024-12-26): Please kick this exception back to us so I can upload correct backup

Buyer Comment (2024-12-26): Please ignore this comment. Exception has changed

Buyer Comment (2024-12-26): Please see email from title. This is not a finance charge or related to the loan. This is a third- party vendor charge for the buyer's relocation for her employer.
																		12/30/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559688	3158536325	32441533	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax fee disclosed on Initial Loan Estimate dated [redacted] in the amount of $[redacted] but disclosed as $[redacted] on the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[redacted] but it was insufficient to cover all the tolerance issue(s).	Reviewer Comment (2025-01-02): SitusAMC received COC dated [redacted] for change in loan amount.

Buyer Comment (2024-12-30): Transfer tax Increased to $[redacted] on final LE and CDv1 with valid CICs of loan amount and loan purpose change. Then Transfer tax decreased on CDv2 to $[redacted]. No CIC required for decrease. Then Transfer tax Increased on CDv3 to closing to $[redacted] without a valid CIC. A difference of $[redacted]. $[redacted] already cured at closing. A remaining of $[redacted] due back. Please verify AMC agrees with cure amount of $[redacted]

Reviewer Comment (2024-12-30): SitusAMC Cure provided on Final CD $[redacted] and required cure amount is $[redacted]. Cure provided is insufficient to cure all the exception. Provide Valid COC for increased transfer taxes or provide cure docs. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-12-27): Do not Concur. Transfer tax violation already cured at closing
																		01/02/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559688		3158536325		32441579			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[redacted], and the appraisal indicated the estimated cost new is $[redacted]. Based on hazard insurance coverage of $[redacted], plus extended coverage that was not provided, the total coverage is $[redacted], the loan is short of the required coverage by $[redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-12-27): evidence that the HOI coverage is [redacted]% replacement cost has been received Buyer Comment (2024-12-27): see attached for the RCC	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559688		3158536325		32537498			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-01-02): Sufficient Cure Provided At Closing		01/02/2025		1		A		A		A		A		A		FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559689		3158536327		32427238			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Finance Charge disclosed is $[Redacted] Calculated finance charge is $[Redacted] Variance of $[Redacted]				Reviewer Comment (2024-12-23): Title sales tax determined to be excludable from finance charges. Buyer Comment (2024-12-23): Do not Concur. [Redacted] is including the [Redacted] sales tax $ [Redacted] within the prepaid calculations and this fee should not be included.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559689		3158536327		32427240			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charge disclosed is $[Redacted] Calculated finance charge is $[Redacted] Variance of -$[Redacted]				Reviewer Comment (2024-12-23): Title sales tax determined to be excludable from finance charges. Buyer Comment (2024-12-23): Do not Concur. [Redacted] is including the [Redacted] sales tax $ [Redacted] within the prepaid calculations and this fee should not be included.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559689		3158536327		32427288			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-12-27): final title policy received Buyer Comment (2024-12-27): see attached	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559689		3158536327		32427291			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-12-27): title policy received	12/27/2024			1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559690		3158536328		32438794			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credits disclosed on Initial Loan Estimate dated [Redacted] in the amount of $-[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-12-25): [Redacted] received [Redacted] for rebuttal response with supporting system snip for a valid Changed Circumstances. Buyer Comment (2024-12-23): Do not Concur. Valid [Redacted] for product, loan interest rate, and loan points occurred on [Redacted] and [Redacted] disclosed timely same day.	12/25/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559690		3158536328		32450585			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-12-25): [Redacted] received [Redacted]for rebuttal response with supporting system snip for a valid Changed Circumstances. Buyer Comment (2024-12-23): Do not Concur. This is a new construction and an appraisal was required by the underwriting.	12/25/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559690	3158536328	32450846	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of PAG Decline. Transaction is a second home purchase in ID, current primary owned free and clear is in [Redacted]. [Redacted] has reviewed and declined due to the pre-sale of [Redacted]% does not meet the [Redacted]% pre-sale required by Agency and Non-Agency, but [Redacted] has recommended an exception for Portfolio. (Agency loan to Non-agency product).	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted]Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559690	3158536328	32450910	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Note loan amount of $[Redacted] is less than Guideline minimum loan amount of $[Redacted]. (Agency loan to Non-agency product).Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-19): [Redacted] Form in file, exception approved with comp factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559691		3158536330		32437052			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).				Reviewer Comment (2025-01-05): cure documentation received Buyer Comment (2025-01-03): Please see attached PCCD package Reviewer Comment (2024-12-23): Our client has elected not to apply lump sum lender/seller credits directly to finance charges but instead apply to non-finance charges first, then finance charges. To address the exception, a PCCD & LOE to borrower, showing the charges as lender paid on page 2, should be provided. The lender paid charges can then be credited and re-tested. Buyer Comment (2024-12-23): Do not Concur. $[redacted] already cured at closing for loan discount points.		01/05/2025		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559691		3158536330		32437053			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).				Reviewer Comment (2025-01-05): cure documentation received Buyer Comment (2025-01-03): Please see attached PCCD package Reviewer Comment (2024-12-23): Our client has elected not to apply lump sum lender/seller credits directly to finance charges but instead apply to non-finance charges first, then finance charges. To address the exception, a PCCD & LOE to borrower, showing the charges as lender paid on page 2, should be provided. The lender paid charges can then be credited and re-tested. Buyer Comment (2024-12-23): Do not Concur. $[redacted] already cured at closing for loan discount points.		01/05/2025		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559691		3158536330		32437054			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Valid COC is not available for Loan Discount Points.				Reviewer Comment (2024-12-18): Sufficient Cure Provided At Closing		12/18/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559692		3158536333		32440607			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-12-26): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-26): Do not Concur. Loan flipped from [Redacted] " [Redacted]" to Purchase with property [Redacted]	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559692		3158536333		32440608			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-18): Sufficient Cure Provided At Closing		12/18/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559692		3158536333		32459081			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall issue from the Loan Estimate timing issue cited in separate finding as this disclosure is part of the Loan Estimate.				Reviewer Comment (2024-12-26): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-26): Do not Concur. Loan flipped from [Redacted] " [Redacted]" to Purchase with property [Redacted]	12/26/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559693		3158536337		32449903			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-19): Sufficient Cure Provided At Closing		12/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559694		3158536340		32439007			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance document was not provided in the file.				Reviewer Comment (2024-12-23): [Redacted] policy received Buyer Comment (2024-12-23): see attached	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559694		3158536340		32452613			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-19): Sufficient Cure Provided At Closing		12/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559695	3158536345	32441679	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	The Lender credit was previously disclosed to the borrower on the Loan estimate as -$[redacted] but it increased on the closing disclosure as -$[redacted] with no cure provided to the borrower. There is no valid COC in the loan file for this fee change.	Reviewer Comment (2025-01-02): SitusAMC received valid COC document.

Buyer Comment (2025-01-02): Do not Concur. Another set of CICs (first set previously sent to AMC) occurred on [redacted] after cut off time of the day for the system for interest rate and pricing change. CDv3 disclosed timely on [redacted]

Reviewer Comment (2025-01-02): SitusAMC received rebuttal that no CIC required for decrease in lender credit. However, decreasing lender credit is increase in closing cost to borrower and a COC with reason is required. Please refer to SFA RMBS Compliance Review Scope 2023 - TRID GRID 4.0 Additional Considerations 14. Changed Circumstance Documentation. Reason for change is required to verify any increase in closing cost under tolerance. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Buyer Comment (2024-12-30): Do not Concur. No CIC required for a decrease from $[redacted] to $[redacted]

Reviewer Comment (2024-12-30): SitusAMC received COC dated [redacted] for change in loan terms and interest rate however, the lender credit was again decreased from $[redacted] to $[redacted] for which there is no valid COC is in the file. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Buyer Comment (2024-12-26): Do not Concur. Valid CICs for loan term, interest rate, and loan points occurrd on [redacted] and LEv3 disclosed timely on [redacted]
																		01/02/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559696		3158536348		32439397			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-23): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-23): Do not Concur. Loan flipped from [Redacted] " [Redacted]" to Purchase with property [Redacted]	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559696		3158536348		32439399			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is sufficient to address the violation but is insufficient to address all tolerance violations.				Reviewer Comment (2024-12-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing ( [Redacted]) resulting in a cleared exception. Buyer Comment (2024-12-23): Do not Concur. [Redacted]tolerance violation already cured at closing	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559696		3158536348		32439400			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations. A valid COC for this fee change was not located in the loan file.				Reviewer Comment (2024-12-23): [Redacted] Received Valid [Redacted]. Buyer Comment (2024-12-23): Do not Concur. Valid [Redacted]for interest rate and loan points occurred on [Redacted]. [Redacted]disclosed timely on [Redacted]	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559696		3158536348		32478585			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-23): Sufficient Cure Provided At Closing		12/23/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559697		3158536350		32440527			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-18): Sufficient Cure Provided At Closing		12/18/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559698	3158536354	32439588	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	The Recording service fee was previously disclosed to the borrower on the Loan estimate as $[redacted] but it increased on the closing disclosure as $[redacted]. A cure of $[redacted] was provided to the borrower on the final CD, however this amount is not sufficient to cover all fee changes. A valid COC was not located in the file for this fee change.	Reviewer Comment (2025-01-02): cure documentation received

Buyer Comment (2025-01-02): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2024-12-30): SitusAMC received rebuttal, cure of $[redacted] is required. Please provide cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-12-26): Do not Concur of cure amount of $[redacted]. Baseline $[redacted] plus [redacted]%=$[redacted]. Actual [redacted]% charged is $[redacted]. A difference of $[redacted]. $[redacted] is already cured at closing for the [redacted]%. Leaving a difference of $[redacted] due back. Please verify AMC agrees with this break down.

Reviewer Comment (2024-12-24): SitusAMC require additional cure of $[redacted] in order to cure ten percent exception. Kindly provide cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2024-12-23): Concur. MX held incorrect 10% baseline. Only $[redacted] was cured for tolerance violation for section E. Please verify cure amount still needed of $[redacted].
																			01/02/2025		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559698		3158536354		32439590			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Credit report fee was previously disclosed to the borrower on the Loan estimate as $[redacted] but it increased on the closing disclosure as $[redacted]. A cure of $[redacted] was provided to the borrower on the final CD, however this amount is not sufficient to cover all fee changes. A valid COC was not located in the file for this fee change.				Reviewer Comment (2024-12-24): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-12-23): Do not Concur. Credit report fee already cured at closing	12/24/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559698	3158536354	32456788	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted]

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-20): Universal Product Exception Form in file, exception approved with comp factors.			12/20/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559699		3158536357		32463704			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of rental payment history and thin credit. Exceptions approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-23): [Redacted]Form in file, exception approved with comp factors.			12/23/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559699		3158536357		32464143			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-26): Evidence of when the [Redacted] was required to be created and delivered has been received. Buyer Comment (2024-12-26): Do not Concur. Loan flipped from [Redacted]" [Redacted]" to Purchase with property [Redacted]	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559699		3158536357		32464170			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-20): Sufficient Cure Provided At Closing		12/20/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559700		3158536358		32442880			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.						12/26/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	C	C	B	C	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559700		3158536358		32442882			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.						12/30/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559700		3158536358		32442883			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.						12/26/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559700	3158536358	32442903	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC				12/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	C	C	B	C	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559700		3158536358		32442999			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-									3	C	C	C	C	C	C	C	C	C	C		FL	Second Home	Purchase		C	C	C	B	C	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559700		3158536358		32470572			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-						12/24/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	C	C	B	C	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559700		3158536358		32472784			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.						12/30/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559700		3158536358		32473037			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7							01/03/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	C	C	B	C	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559701		3158536359		32441269			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and the $[Redacted] lender cure provided at closing was not sufficient to resolve all fee tolerance issues.				Reviewer Comment (2024-12-27): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing ([Redacted]) resulting in a cleared exception. Buyer Comment (2024-12-26): Do not Concur. [Redacted] tolerance violation is already cured at closing	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559701		3158536359		32441270			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for fee increase and the $[Redacted] lender cure provided at closing was not sufficient to resolve all fee tolerance issues.				Reviewer Comment (2024-12-27): [Redacted]received a valid[Redacted] Buyer Comment (2024-12-26): Do not Concur. This property is a new construction and and a final inspection was required. Please see attached [Redacted] and comments.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222559701		3158536359		32498436			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-27): Sufficient Cure Provided At Closing		12/27/2024		1		A		A		A		A		A		KY	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes